ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

4.          ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	December 31,	December 31,
	2011	2010
Accounts receivable	$14,143,511	$14,576,559
Less: Allowance for doubtful accounts	(27,166)	(1,265,789)
Accounts receivable, net	$14,116,345	$13,310,770

The company reversed $220,255 of bad debt provision for the ended December 31, 2011 and charged $777,819 to operations for the year ended December 31, 2010.